FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss

	2022 £m	2021 £m
Liabilities designated at fair value through profit or loss: debt securities in issue	5,159	6,537